Risk management and financial instruments - Fair Value Measurements of Recurring Assets and Liabilities (Details) - Fair value, recurring basis - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	$ 324	$ 751
Total assets	326	756
Total liabilities	426	375
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	324	751
Total assets	324	751
Total liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	0	0
Total assets	2	5
Total liabilities	426	375
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	0	0
Total assets	0	0
Total liabilities	0	0
Interest Rate Swap | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	124	139
Interest Rate Swap | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	124	139
Interest Rate Swap | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	2	3
Interest Rate Swap | Long-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	2	3
Interest Rate Swap | Long-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Cross Currency Interest Rate Contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	291	201
Cross Currency Interest Rate Contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Cross Currency Interest Rate Contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	291	201
Cross Currency Interest Rate Contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Forward Contracts | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – current liabilities		27
Forward Contracts | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – current liabilities		0
Forward Contracts | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – current liabilities		27
Forward Contracts | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange forwards – current liabilities		0
Other Contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities	9	5
Other Contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities	0	0
Other Contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities	9	5
Other Contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities	0	0
Short-term receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	2	5
Short-term receivable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	0	0
Short-term receivable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	2	5
Short-term receivable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	$ 0	$ 0